Balances and transactions with related parties:	12 Months Ended
Dec. 31, 2019
Balances and transactions with related parties:
Balances and transactions with related parties:

Note 15 - Balances and transactions with related parties:

15.1)      Balances receivable and payable

At December 31, 2018 and 2019, respectively, the balances receivable from (payable to) related parties shown in the consolidated statement of financial position are comprised as follows:

	December 31,
	2018		2019

Accounts receivable:
Autobuses de Oriente ADO, S. A. de C. V. (Shareholder/services)	Ps.	538
Autobuses Golfo Pacífico, S. A. de C. V. (Shareholder/services)		271	Ps.	284

	Ps.	809	Ps.	284
Accounts payable and accumulated expenses (Note 10):(*)
Inversiones y Técnicas Aeroportuarias, S. A. de C. V.
(Shareholder/technical assistance)	Ps.	(96,643)	Ps.	(96,769)
Sociedad Operadora Airplan, S. A.
(Shareholder/technical assistance)
Lava Tap de Chiapas, S. A. de C. V.
(Key Management personnel/services)		(689)		(543)
		(97,332)		(97,312)
Net
	Ps.	(96,523)	Ps.	(97,028)

(*)     These are accounts with terms of less than one year under similar market conditions.

15.2) Transactions with related parties

At December 31, 2017, 2018 and 2019, the transactions shown in the next page were held with related parties, which were set at the same prices and conditions as those that would have been used in comparable operations by third parties.

	December 31,
	2017		2018		2019

Commercial income:
Autobuses de Oriente, S. A. de C. V. (Stockholder)	Ps.	11,770	Ps.	14,455	Ps.	14,349
Autobuses Golfo Pacífico, S. A. de C. V. (Stockholder)		6,382		7,014		7,290
Coordinados de México de Oriente, S. A. de C. V. (Stockholder)		139		150		157

Interest income:
Aerostar (joint venture)	Ps.	69,202

Expenses:
Stockholders:
Technical assistance (Note 15.4)	Ps.	(346,487)	Ps.	(386,249)	Ps.	(404,086)

Related parties:
Administrative services
Leasing	Ps.	(5,019)	Ps.	(5,232)	Ps.	(5,340)
Cleaning services		(10,239)		(10,854)		(11,544)
Other		(598)

15.3) Compensation of key personnel

Key personnel include directors, members of the Steering Committee, and Committees. In the years ended on December 31, 2017, 2018 and 2019, the Company granted the following benefits to the key management personnel, the Steering Committee and the different Company Committees:

	December 31,
	2017		2018		2019

Short term salaries and other benefits paid to key personnel (Note 18.17) (*)	Ps.	84,642	Ps.	119,202	Ps.	109,747
Fees paid to the Board of Directors and Committees		4,974		8,695		9,146

(*)     In 2017, 2018 and 2019, includes costs of Ps.34,879 , Ps.53,268  and Ps.41,411; and Ps.3,268, Ps.16,350 and Ps.17,381, respectively for key personnel of directors of Aerostar and Airplan, whose results as of June 1, 2017 and October 19, 2017, respectively, were consolidated into the Company’s financial statements.

15.4) Technical assistance agreement

With regard to the sale of series “BB” shares to ITA held in 1998, the Company signed a technical assistance agreement with ITA, whereby the latter company and its stockholders agreed to provide management and consulting services and transfer knowledge and experience in the industry and technology to the Company in exchange for compensation.

The agreement is for an initial term of 15 years and renews automatically for subsequent five year periods, unless one of the parts issues the other a cancellation notice within a determined term prior to the programmed expiration date. The Company can only exercise its termination right through a resolution of the shareholders. ITA began to provide its services under said contract on April 19, 1999.

In accordance with the contract, the Company agreed to pay an annual compensation equivalent to the higher of a fixed amount or 5% of the consolidated income of the Company before deducting the compensation for technical assistance and before the comprehensive financial result, IT, depreciation and amortization, determined in accordance with financial reporting standards applicable in Mexico. Beginning in 2003, the minimum fixed amount is of USD2 million (Ps.37.7 million pesos).

The minimum fixed amount will increase annually by the inflation rate of the United States plus the added value tax over the amount of the payment. The Company entered into an amendment agreement for technical assistance and transfer of knowledge, which establishes that the compensation will be paid on a quarterly basis beginning in January 1, 2008, and that such payments are to be deducted from the annual compensation.

At December 31, 2017, 2018 and 2019, the expenses for technical assistance amounted to Ps.346,487, Ps. 386,249 and Ps. 404,086 , respectively which are recorded in the consolidated comprehensive income statement within the aeronautical and non-aeronautical service cost line. ITA also has the right to refund the expenses incurred during the provision of the services specified in the agreement. The ITA series “BB” shares were put in a trust in order to ensure compliance with the technical assistance agreement, among other things.